Company Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Other financial assets at fair value through profit or loss	£ 421	£ 602
Loans and advances to banks	1,101	1,216
Current tax assets	504	507
Other assets	1,879	2,029
Total assets	267,076	282,083
Liabilities
Other financial liabilities at fair value through profit or loss	1,055	899
Debt securities in issue	37,569	35,778
Subordinated liabilities	2,385	2,386
Total liabilities	252,983	267,117
Equity
Share capital	7,060	7,060
Other equity instruments	2,100	2,196
Retained earnings	5,258	6,047
Total equity	14,093	14,966
Total liabilities and equity	267,076	282,083
Santander UK Group Holdings plc
Assets
Other financial assets at fair value through profit or loss	8,792	9,591
Loans and advances to banks	1,845	1,816
Other financial assets at amortised cost	1,644	1,633
Interests in other entities	13,545	13,640
Current tax assets	4	22
Other assets	2	4
Total assets	25,832	26,706
Liabilities
Other financial liabilities at fair value through profit or loss	8,792	9,591
Debt securities in issue	1,916	1,911
Subordinated liabilities	1,644	1,633
Total liabilities	12,352	13,135
Equity
Share capital	7,060	7,060
Other equity instruments	2,100	2,196
Retained earnings	4,320	4,315
Total equity	13,480	13,571
Total liabilities and equity	£ 25,832	£ 26,706